Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund III
Entity Central Index Key	0001424212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000107588 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Preferred Securitiesand Income ETF
Class Name	First Trust Preferred Securitiesand Income ETF
Trading Symbol	FPE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Preferred Securities and Income ETF (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FPE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Preferred Securities and Income ETF	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.46% for the 12 months ended October 31, 2025. The Fund outperformed its benchmark, a blended benchmark consisting of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index, and the ICE BofA US High Yield Institutional Capital Securities Index, which returned 6.67% for the same Period.
This outperformance was primarily driven by security selection within $25 par fixed rate securities and Swiss banks. Long duration (10+ years) $25 pars underperformed significantly during the Period. The Fund benefited from better security selection and an underweight allocation to these securities. The Fund’s holdings in Credit Suisse Group AG legal claims was the main catalyst for its outperformance within Swiss banks, as the claims repriced higher following a positive development in the Swiss court. Other factors that contributed to the Fund’s outperformance during the Period were as follows:
  Overweight allocation to Canadian banks and agriculture
  Security selection within global banks including U.S. Global Systematically Important Banks, European banks and high quality Emerging Market banks
  Security selection in insurance, utilities and real estate investment trusts

The Fund also had a few factors that modestly detracted from relative performance compared to the benchmark, including the following:
  Underweight allocation to Emerging Market banks and energy
  Security selection within consumer finance
  Overweight allocation to investment companies

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 31, 2015 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
(1)
The Blended Benchmark consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	5 Year	10 Year
First Trust Preferred Securities and Income ETF	8.46%	4.62%	5.34%
ICE BofA US Investment Grade Institutional Capital Securities Index	8.28%	4.45%	5.35%
Blended Benchmark(1)	6.67%	3.25%	4.90%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
(1)
The Blended Benchmark consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FPE for more recent performance information.
Net Assets	$ 6,291,376,321
Holdings Count | Holding	253
Advisory Fees Paid, Amount	$ 49,010,671
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$6,291,376,321
Total number of portfolio holdings	253
Total advisory fee paid	$49,010,671
Portfolio turnover rate	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 6.63%	2.6%
Wells Fargo & Co., Series L, 7.50%	2.2%
Barclays PLC, 8.00%	1.7%
JPMorgan Chase & Co., Series NN, 6.88%	1.6%
NextEra Energy Capital Holdings, Inc., Series U, 6.50%, 06/01/85	1.4%
Credit Agricole S.A., 7.13%	1.2%
Goldman Sachs Group (The), Inc., Series X, 7.50%	1.2%
Xcel Energy, Inc., 6.25%, 10/15/85	1.2%
Global Atlantic Fin Co., 4.70%, 10/15/51	1.2%
Lloyds Banking Group PLC, 8.00%	1.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp., 6.63%	2.6%
Wells Fargo & Co., Series L, 7.50%	2.2%
Barclays PLC, 8.00%	1.7%
JPMorgan Chase & Co., Series NN, 6.88%	1.6%
NextEra Energy Capital Holdings, Inc., Series U, 6.50%, 06/01/85	1.4%
Credit Agricole S.A., 7.13%	1.2%
Goldman Sachs Group (The), Inc., Series X, 7.50%	1.2%
Xcel Energy, Inc., 6.25%, 10/15/85	1.2%
Global Atlantic Fin Co., 4.70%, 10/15/51	1.2%
Lloyds Banking Group PLC, 8.00%	1.2%

C000138174 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Managed Municipal ETF
Class Name	First Trust Managed Municipal ETF
Trading Symbol	FMB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Managed Municipal ETF (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FMB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Managed Municipal ETF	$67	0.66%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%	[1]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
Expenses Excluding Extraordinary Expenses, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.55% for the 12 months ended October 31, 2025. The Fund underperformed its benchmark, the Bloomberg Revenue 10 Year (8-12) Index, which returned 5.73% for the same Period.
The key factors which impacted the Fund’s performance relative to the benchmark for the Period included:
  Credit Rating: The Fund’s underweight selection of bonds rated AA, and overweight selection of bonds rated A were the primary negative contributors to the Fund’s underperformance relative to the benchmark. The Fund’s overweight selection of BBB rated bonds and the overweight allocation to NR rated bonds and cash were secondary detractors to the Fund’s performance relative to the benchmark
  Interest Rate Hedge: The use of U.S. Treasury futures to hedge interest rate risk had relatively no impact on the Fund's performance.
  Yield Curve Positioning/Duration: Relative to the benchmark, the overweight allocation to bonds with a stated maturity of 18+ years was the primary factor contributing to the Fund’s underperformance. The overweight allocation to bonds in the 16-18 years maturity, the overweight selection in 6-8 years maturity and the overweight allocation in 14-16 years maturity were the secondary detractors to the Fund’s performance. Examining effective durations, the Fund’s selection of bonds with durations of 7-10 years was the primary contributor to the Fund’s underperformance. The selection of bonds 10+ years, the allocation and selection of bonds in 0-1 years and in 3-5 years were secondary sources of underperformance relative to the benchmark.
  Sector/Industry: During the Period, the selection in Health Care and Industrial Development bonds were the primary sources of the Fund’s underperformance. The selection in Transportation and Education bonds were the secondary detractors to the Fund’s performance.
  U.S. Treasury Rate Trends: During the Period, 10-year U.S. Treasury yields decreased by approximately 20 basis points (“bps”) while 30-year yields increased by 17 bps, respectively, to 4.08% and 4.65%, respectively.
  New Issue Supply: During the Period, primary market supply increased approximately 7.3% to $551.6 billion compared with $514.3 billion a year ago (SIFMA, Bloomberg, Barclays Research).
  Municipal Credit Yields: For the Period, according to Managed Municipal Data, AAA yield curve data, 10-Year municipal yields decreased 28 bps while 30-Year yields increased by 28 bps, to 2.73% and 4.15%, respectively.
  Municipal Credit Spreads: During the Period, credits spreads widened for A, BBB, and high yield municipals by approximately 1 bp, 21 bps, and 29 bps, respectively.
  Industry Fund Flows: During the Period, according to data collected by LSEG Global Fund Flows, fund flows totaled approximately $24.2 billion.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 31, 2015 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	5 Year	10 Year
First Trust Managed Municipal ETF	3.55%	1.20%	2.66%
Bloomberg Revenue 10 Year (8-12) Index	5.73%	1.46%	2.65%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2026
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FMB for more recent performance information.
Net Assets	$ 1,917,327,971
Holdings Count | Holding	1,237
Advisory Fees Paid, Amount	$ 12,667,072
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$1,917,327,971
Total number of portfolio holdings	1,237
Total advisory fee paid	$12,667,072
Portfolio turnover rate	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Hospital	13.3%
Airport	10.3%
Insured	9.0%
Gas	8.7%
Government Obligation Bond - Unlimited Tax	8.5%
Certificates of Participation	5.6%
Dedicated Tax	5.6%
Utility	5.1%
Special Assessment	4.7%
All Other	29.2%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FMB or upon request at 1-800-621-1675 or info@ftportfolios.com.
At a meeting of the Board of Trustees held on December 8, 2025, First Trust Advisors L.P. agreed to waive a portion of its annual unitary management fees in the amount of 0.26%, resulting in an annual unitary management fee after the waiver of 0.39%. The fee waiver is effective as of January 1, 2026, and applies to the unitary management fee only, and not to any other Fund expenses such as acquired fund fees and expenses or extraordinary expenses. During any period in which such waiver is in effect, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
At a meeting of the Board of Trustees held on December 8, 2025, First Trust Advisors L.P. agreed to waive a portion of its annual unitary management fees in the amount of 0.26%, resulting in an annual unitary management fee after the waiver of 0.39%. The fee waiver is effective as of January 1, 2026, and applies to the unitary management fee only, and not to any other Fund expenses such as acquired fund fees and expenses or extraordinary expenses. During any period in which such waiver is in effect, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FMB or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FMB
C000142474 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Long/Short Equity ETF
Class Name	First Trust Long/Short Equity ETF
Trading Symbol	FTLS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Long/Short Equity ETF (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTLS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTLS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Long/Short Equity ETF	$147	1.38%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.37%.

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.38%	[2]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.37%.
Expenses Excluding Extraordinary Expenses, Percent	1.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.70% for the 12 months ended October 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period.
The underperformance was the result of the Fund’s short equity positions which detracted from performance during the Period.
The overall economic backdrop during the Period was one of economic growth and solid corporate earnings.  During the Period, broad based economic indicators highlighting these trends were:
  Average Annualized Gross Domestic Product (“GDP”) growth in the prior three calendar quarters (fourth quarter 2024 through second quarter 2025) was 1.7% with the current median estimate for the third quarter 2025 GDP being 2.8%.
  Reported earnings per share for the benchmark rose from $51.99 at the end of the third quarter of 2024 to $58.96 at the end of the second quarter of 2025, an increase of 13.4% over that 9-month period. Through November 6, 2025, 91% of the benchmark's members had reported third quarter 2025 actual earnings, and of these companies, 82% reported actual Earnings Per Share above estimates.

U.S. equities had strong returns during the Period, with a pullback in March/April 2025 being followed by a rally in the last six months of the Period. For the Period, the benchmark was up 21.45% and the technology heavy Nasdaq-100 Index® was up 30.95%. Smaller capitalization stocks also were positive, although they lagged the larger indices, up “only” 14.40%, as measured by the Russell 2000® Index. Helping boost equities during the Period was the increasing confidence of the market that the Federal Reserve (the "Fed") would lower its short-term benchmark rate, the Federal Funds target rate, in the second half of 2025. And indeed, the Fed did lower rates by 0.25% in each of September and October 2025.
The Fund benefitted from the economic backdrop as its long equity holdings were positive, although not quite to the same levels as the benchmark over the timeframe. This was due both to sector effects as well as stock selection. On average, the Fund’s long equity portfolio was underweight technology and utility stocks during the Period. Offsetting those sector weights were an overweight in each of health care and consumer discretionary stocks. Sector weighting during the Period was a negative contributor to relative return in the long portfolio as the Information Technology sector, an underweight, was the best performing sector within the benchmark. The Health Care sector, an overweight, was the worst performing sector within the benchmark. Within the long portfolio, the relative performance impact of the stock selection process also was a negative contributor. Individual stock selection (picking outperforming stocks) was strongest within the Health Care and Information Technology sectors. The selection impact was a negative contributor to relative returns in the Consumer Discretionary and Industrials sectors.
The Fund’s investment process of shorting stocks to hedge the portfolio and reduce overall net equity exposure detracted from absolute performance during the Period. The Fund’s short position was, on average, 29.6% of the net asset value during the Period. The short portfolio, in a rising equity market, detracted from absolute returns as the short positions rose in value during the Period. However, on a relative basis, the Fund’s short positions did worse than the benchmark, which helped relative performance (since the Fund benefits from poor performance by short positions.) The single largest sector contribution to this relative outperformance from the short portfolio was the Information Technology sector. The Fund’s short equity positions within the sector rose in value significantly less the benchmark positions. Short equity futures also detracted from the Fund’s total returns during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 31, 2015 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	5 Year	10 Year
First Trust Long/Short Equity ETF	12.70%	12.23%	9.01%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTLS for more recent performance information.
Net Assets	$ 2,097,443,077
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 18,138,035
Investment Company Portfolio Turnover	245.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$2,097,443,077
Total number of portfolio holdings	335
Total advisory fee paid	$18,138,035
Portfolio turnover rate	245%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	98.8%
Money Market Funds	0.8%
Common Stocks Sold Short	(26.4%)
Net Other Assets and Liabilities(1)	26.8%
Total	100.0%
Sector Allocation
(1) Includes variation margin on futures contracts

C000146034 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Emerging Markets Local Currency Bond ETF
Class Name	First Trust Emerging Markets Local Currency Bond ETF
Trading Symbol	FEMB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Emerging Markets Local Currency Bond ETF (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEMB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FEMB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets Local Currency Bond ETF	$92	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.86%	[3]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.72% for the 12 months ended October 31, 2025. The Fund outperformed its benchmarks, the JP Morgan GBI-EM Global Diversified Index, which returned 13.06% and the Bloomberg Emerging Markets Local Currency Government-10% Country Capped Index, which returned 11.96%.
This outperformance was primarily driven by the overweight exposure to Colombia, supported by strong performance from both its domestic bonds and its currency. Additional positive contributions came from overweight positions in Brazil, South Africa, and Hungary. These gains were partially offset by underweight allocations to Mexico and China, both significant components of the JP Morgan GBI-EM Global Diversified Index.

The JP Morgan GBI-EM Global Diversified Index performance was largely driven by the performance of the local currency bonds as yields fell over the Period. The JP Morgan GBI-EM Global Diversified Index's local bond component returned 9.62% while strengthening emerging market ("EM") currencies versus the U.S. Dollar which returned 3.14% during the Period. This index’s yield fell 47 basis points (“bps”) to 5.91%, compared to a 47 bps decline in the U.S. 5-Year Treasury yield, which ended the Period at 3.69%.

During the Period, the Fund’s currency management through derivatives also contributed positively, reflecting the strength of EM currencies over the Period. Long currency forward positions in the Colombian Peso, Brazilian Real, Mexican Peso and Turkish Lira contributed positively to performance while currency hedge positions in the Israeli Shekel and Romanian Leu detracted from performance. The long currency forward exposure to Chile, South Korea and China detracted from returns.

All the major EM regions delivered positive returns during the Period. Latin America and the Middle East and Africa led performance, followed by Emerging Europe. The Asian region, despite providing positive returns, lagged the other regions and the overall return of the JP Morgan GBI-EM Global Diversified Index over the Period.

During the Period, EM assets generally benefited from monetary policy easing across several EM central banks, which supported local currency bond returns as yields declined. Moderating inflation in many of these economies kept real (inflation-adjusted) yields relatively attractive helping to support the domestic currencies in these markets. Although U.S. policy rates remained elevated for most of the Period, EM yields continued to offer a compelling relative advantage and are expected to further benefit from the Federal Reserve's renewed easing cycle into the end of 2025.
Looking ahead, we believe EM local currency bonds continue to offer compelling value, with many countries providing positive real yields above those available in the U.S. The combination of higher carry and undervalued currencies presents attractive opportunities, which the Fund seeks to capitalize on through active management to deliver superior risk-adjusted returns over time.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 31, 2015 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	5 Year	10 Year
First Trust Emerging Markets Local Currency Bond ETF	13.72%	2.55%	2.44%
Bloomberg Emerging Markets Local Currency Government - 10% Country Capped Index	11.96%	2.08%	3.23%
JP Morgan GBI-EM Global Diversified Index	13.06%	2.33%	3.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FEMB for more recent performance information.
Net Assets	$ 264,787,299
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,575,458
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$264,787,299
Total number of portfolio holdings	76
Total advisory fee paid	$1,575,458
Portfolio turnover rate	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Malaysia Government Bond, 2.63%, 04/15/31	5.1%
Republic of South Africa Government Bond, 8.25%, 03/31/32	4.8%
Indonesia Treasury Bond, 9.00%, 03/15/29	4.2%
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 09/01/30	3.5%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/29	3.3%
Indonesia Treasury Bond, 7.00%, 09/15/30	3.3%
Colombian TES, Series B, 7.25%, 10/18/34	3.1%
Indonesia Treasury Bond, 8.25%, 05/15/36	3.0%
Colombian TES, Series B, 7.00%, 06/30/32	2.9%
India Government Bond, 6.10%, 07/12/31	2.9%
Credit Quality (1)
(1) The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations.
Largest Holdings [Text Block]
Top Ten Holdings
Malaysia Government Bond, 2.63%, 04/15/31	5.1%
Republic of South Africa Government Bond, 8.25%, 03/31/32	4.8%
Indonesia Treasury Bond, 9.00%, 03/15/29	4.2%
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 09/01/30	3.5%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/29	3.3%
Indonesia Treasury Bond, 7.00%, 09/15/30	3.3%
Colombian TES, Series B, 7.25%, 10/18/34	3.1%
Indonesia Treasury Bond, 8.25%, 05/15/36	3.0%
Colombian TES, Series B, 7.00%, 06/30/32	2.9%
India Government Bond, 6.10%, 07/12/31	2.9%

C000165608 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust RiverFront Dynamic Developed International ETF
Class Name	First Trust RiverFront Dynamic Developed International ETF
Trading Symbol	RFDI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust RiverFront Dynamic Developed International ETF (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RFDI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RFDI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust RiverFront Dynamic Developed International ETF	$95	0.84%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.83%.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.84%	[4]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.83%.
Expenses Excluding Extraordinary Expenses, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 25.83% for the 12 months ended October 31, 2025. The Fund outperformed its benchmark, the MSCI EAFE Index, which returned 23.03% for the same Period.
This outperformance was driven primarily by the security selection.
Top contributors to performance during the Period:
  Security selection in Financials
  Security selection in Health Care
  Security selection in Technology

Top detractors to performance during the Period:
  Security selection in Industrials
  Security selection in Telecommunications
  Underweight to Industrials

While the Fund can utilize currency hedging, no hedging was utilized during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 13, 2016 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	5 Year	Since Inception (4/13/16)
First Trust RiverFront Dynamic Developed International ETF	25.83%	11.32%	7.72%
MSCI EAFE Index	23.03%	12.33%	8.41%

Performance Inception Date	Apr. 13, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/RFDI for more recent performance information.
Net Assets	$ 133,138,882
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 968,395
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$133,138,882
Total number of portfolio holdings	148
Total advisory fee paid	$968,395
Portfolio turnover rate	3%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Advantest Corp.	3.1%
HSBC Holdings PLC	2.7%
Shell PLC	2.1%
Novartis AG	1.9%
Barclays PLC	1.7%
UBS Group AG	1.7%
ASML Holding N.V.	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.6%
Allianz SE	1.6%
ABB Ltd.	1.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Advantest Corp.	3.1%
HSBC Holdings PLC	2.7%
Shell PLC	2.1%
Novartis AG	1.9%
Barclays PLC	1.7%
UBS Group AG	1.7%
ASML Holding N.V.	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.6%
Allianz SE	1.6%
ABB Ltd.	1.5%

C000165609 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust RiverFront Dynamic Emerging Markets ETF
Class Name	First Trust RiverFront Dynamic Emerging Markets ETF
Trading Symbol	RFEM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust RiverFront Dynamic Emerging Markets ETF (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RFEM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RFEM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust RiverFront Dynamic Emerging Markets ETF	$108	0.96%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.96%	[5]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
Expenses Excluding Extraordinary Expenses, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 24.73% for the 12 months ended October 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets Index, which returned 27.91% for the same Period.
This underperformance was primarily driven by security selection.
Top contributors to performance during the Period:
  Security selection in Thailand
  Security selection in Energy
  Security selection in Consumer Discretionary

Top detractors to performance during the Period:
  Security selection in South Korea
  Security selection in Technology
  Underweight to South Korea

Additionally, the portfolio management team used their fundamental overlay to underweight China relative to the benchmark. This fundamental underweight was a detractor to portfolio performance during the Period.
The portfolio partially hedged its Taiwan Dollar exposure during the Period. This hedging was additive to portfolio performance during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 14, 2016 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	5 Year	Since Inception (6/14/16)
First Trust RiverFront Dynamic Emerging Markets ETF	24.73%	9.01%	8.59%
MSCI Emerging Markets Index	27.91%	7.46%	8.71%

Performance Inception Date	Jun. 14, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/RFEM for more recent performance information.
Net Assets	$ 50,820,613
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 318,799
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$50,820,613
Total number of portfolio holdings	106
Total advisory fee paid	$318,799
Portfolio turnover rate	4%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.2%
Tencent Holdings Ltd.	5.4%
iShares MSCI China ETF	4.5%
Alibaba Group Holding Ltd.	3.2%
Industrial & Commercial Bank of China Ltd., Class H	2.2%
MediaTek, Inc.	2.0%
Kasikornbank PCL, NVDR	1.8%
Kasikornbank PCL	1.8%
International Container Terminal Services, Inc.	1.7%
ICICI Bank Ltd.	1.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.2%
Tencent Holdings Ltd.	5.4%
iShares MSCI China ETF	4.5%
Alibaba Group Holding Ltd.	3.2%
Industrial & Commercial Bank of China Ltd., Class H	2.2%
MediaTek, Inc.	2.0%
Kasikornbank PCL, NVDR	1.8%
Kasikornbank PCL	1.8%
International Container Terminal Services, Inc.	1.7%
ICICI Bank Ltd.	1.6%

C000165610 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust RiverFront Dynamic Europe ETF
Class Name	First Trust RiverFront Dynamic Europe ETF
Trading Symbol	RFEU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust RiverFront Dynamic Europe ETF (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RFEU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RFEU
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust RiverFront Dynamic Europe ETF	$92	0.84%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.83%.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.84%	[6]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.83%.
Expenses Excluding Extraordinary Expenses, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 20.22% for the 12 months ended October 31, 2025. The Fund underperformed its benchmark, the MSCI Europe Index, which returned 23.19% for the same Period.
This underperformance was primarily driven by security selection, though asset allocation also was a detractor to performance.
Top contributors to performance during the Period:
  Security selection in Health Care
  Underweight to Denmark
  Security selection in Denmark

Top detractors to performance during the Period:
  Security selection in Industrials
  Security selection in France
  Security selection in the United Kingdom

While the Fund can utilize currency hedging, no hedging was utilized during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 13, 2016 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	5 Year	Since Inception (4/13/16)
First Trust RiverFront Dynamic Europe ETF	20.22%	9.33%	7.17%
MSCI Europe Index	23.19%	13.66%	8.51%

Performance Inception Date	Apr. 13, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/RFEU for more recent performance information.
Net Assets	$ 7,245,414
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 54,839
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$7,245,414
Total number of portfolio holdings	88
Total advisory fee paid	$54,839
Portfolio turnover rate	3%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
ASML Holding N.V.	4.8%
Nokia Oyj	3.3%
Novartis AG	2.9%
Nestle S.A.	2.8%
Banco Bilbao Vizcaya Argentaria S.A.	2.6%
Roche Holding AG	2.5%
Allianz SE	2.4%
3i Group PLC	2.2%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Unilever PLC	2.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
ASML Holding N.V.	4.8%
Nokia Oyj	3.3%
Novartis AG	2.9%
Nestle S.A.	2.8%
Banco Bilbao Vizcaya Argentaria S.A.	2.6%
Roche Holding AG	2.5%
Allianz SE	2.4%
3i Group PLC	2.2%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Unilever PLC	2.1%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/RFEU or upon request at 1-800-621-1675 or info@ftportfolios.com.
On December 8, 2025, the Board of Trustees approved the liquidation of the First Trust RiverFront Dynamic Europe ETF, with the Fund scheduled to cease accepting creation and redemption orders on January 9, 2026 and liquidate on or about January 16, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/RFEU or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/RFEU
C000190801 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust InstitutionalPreferred Securities and Income ETF
Class Name	First Trust InstitutionalPreferred Securities and Income ETF
Trading Symbol	FPEI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Institutional Preferred Securities and Income ETF (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPEI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FPEI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Institutional Preferred Securities and Income ETF	$90	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%	[7]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.54% for the 12 months ended October 31, 2025. The Fund outperformed its benchmark, a blended benchmark consisting of a 45/40/15 blend of the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index, which returned 9.21% for the same Period.
This outperformance was primarily driven by security selection within Swiss banks. The Fund’s holdings in Credit Suisse Group AG legal claims was the main catalyst for its outperformance within Swiss banks, as the claims repriced higher following a positive development in the Swiss court. Other factors that contributed to the Fund’s outperformance were as follows:
  Better security selection in short duration (less than 3 years) and longer duration (5+ year) securities
  Security selection within European banks, insurance, utilities, telecom, custody banks, Canadian pipelines and Emerging Market banks
  Overweight allocation to agriculture and underweight allocation to insurance

Although the Fund outperformed during the Period, there were a few factors that modestly detracted from relative performance compared to the benchmark:
  Underweight allocation to European banks and Emerging Market banks
  Overweight allocation to utilities, US Global Systematically Important Banks, U.S. pipelines and cash
  Security selection within consumer finance

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 22, 2017 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
(1)
The Blended Benchmark consists of a 45/40/15 blend of the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	5 Year	Since Inception (8/22/17)
First Trust Institutional Preferred Securities and Income ETF	9.54%	5.52%	5.03%
Blended Benchmark(1)	9.21%	4.18%	4.76%
ICE BofA US Investment Grade Institutional Capital Securities Index	8.28%	4.45%	4.92%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.69%
(1)
The Blended Benchmark consists of a 45/40/15 blend of the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index.

Performance Inception Date	Aug. 22, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FPEI for more recent performance information.
Net Assets	$ 1,788,550,918
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 13,544,511
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$1,788,550,918
Total number of portfolio holdings	171
Total advisory fee paid	$13,544,511
Portfolio turnover rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 6.63%	3.3%
Credit Agricole S.A., 7.13%	2.0%
Enbridge, Inc., 8.50%, 01/15/84	1.9%
Toronto-Dominion Bank (The), 8.13%, 10/31/82	1.9%
Global Atlantic Fin Co., 4.70%, 10/15/51	1.8%
Charles Schwab (The) Corp., Series H, 4.00%	1.6%
Bank of Montreal, 7.70%, 05/26/84	1.6%
Lloyds Banking Group PLC, 8.00%	1.5%
EUSHI Finance, Inc., 6.25%, 04/01/56	1.5%
Banco Bilbao Vizcaya Argentaria S.A., 7.75%	1.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp., 6.63%	3.3%
Credit Agricole S.A., 7.13%	2.0%
Enbridge, Inc., 8.50%, 01/15/84	1.9%
Toronto-Dominion Bank (The), 8.13%, 10/31/82	1.9%
Global Atlantic Fin Co., 4.70%, 10/15/51	1.8%
Charles Schwab (The) Corp., Series H, 4.00%	1.6%
Bank of Montreal, 7.70%, 05/26/84	1.6%
Lloyds Banking Group PLC, 8.00%	1.5%
EUSHI Finance, Inc., 6.25%, 04/01/56	1.5%
Banco Bilbao Vizcaya Argentaria S.A., 7.75%	1.5%

[1]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
[2]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.37%.
[3]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[4]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.83%.
[5]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
[6]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.83%.
[7]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.